CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 5,545		$ 9,217	$ 15,068	$ 5,977	$ 4,328	$ 2,361
Accounts receivable, net (less allowance of $0,000 and $7114 as of December 31, 2014 and 2013 respectively)	529,147		686,392		696,762
Accounts receivable-affiliates	3,411		1,404		1,307
Inventories	455,709		572,806		634,667
Brokerage margin deposits	10,792		21,792		54,726
Fair value of forward fixed price contracts	57,121		46,007		48,062
Prepaid expenses and other current assets	53,989		36,693		65,432
Total current assets	1,115,714		1,374,311		1,506,933
Property and equipment, net	823,583		803,636		712,322
Intangible assets, net	54,195		67,769		60,822
Goodwill	154,078		154,078		32,326
Other assets	30,124		28,128		17,349
Total assets	2,177,694		2,427,922		2,329,752
Current liabilities:
Accounts payable	545,749		781,119		759,698
Working capital revolving credit facility-current portion	113,000		0		83,746
Line of credit	700		3,700
Environmental liabilities-current portion	3,320		3,377		4,341
Trustee taxes payable	82,133		80,216		91,494
Accrued expenses and other current liabilities	63,484		65,963		71,442
Obligations on forward fixed price contracts	55,754		38,197		34,474
Total current liabilities	864,140		972,572		1,045,195
Working capital revolving credit facility-less current portion	92,000		327,000		340,754
Revolving credit facility	272,600		434,700		422,000
Senior notes	368,012		148,268
Environmental liabilities-less current portion	36,533		37,762		39,831
Other long-term liabilities	47,253		44,440		45,511
Total liabilities	1,680,538		1,964,742		1,893,291
Commitments and contingencies (see Note 13)
Global Partners LP equity:
Common unitholders (27,430,563 units issued and 27,260,747 outstanding at December 31, 2013 and 27,430,563 units issued and 27,310,648 outstanding at December 31, 2012)	456,494		426,785		456,538
General partner interest (0.83% interest with 230,303 equivalent units outstanding at December 31, 2013 and December 31, 2012)	391		(238)		(407)
Accumulated other comprehensive loss	(9,371)	(10,705)	(11,310)		(19,670)	(20,495)
Total Global Partners LP equity	447,514		415,237		436,461
Noncontrolling interest	49,642		47,943
Total partners' equity	497,156		463,180		436,461	315,289	276,816
Total liabilities and partners' equity	$ 2,177,694		$ 2,427,922		$ 2,329,752